LOSS ON DEPOSIT	12 Months Ended
Jun. 30, 2019
Loss On Deposit
LOSS ON DEPOSIT

On June 19, 2019, the Company entered into an asset purchase agreement to acquire certain assets and licenses. The Company made non-refundable payments of $124,428 (US $94,000), with the balance of US $246,000 to be paid within 45 days. The Company did not make the subsequent payment of US $246,000 and has recorded a loss on deposit in the amount of $124,428.